Share Capital and Reserves - Summary of Share Purchase Options (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchase options outstanding | shares	9,127,103	7,568,533	9,322,641
Number of shares purchase options, vested | shares	4,320,443
Weighted average exercise price per share | $ / shares	$ 5.96
Range Exercise Price 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2021
Number of shares purchase options outstanding | shares	699,000
Number of shares purchase options, vested | shares	699,000
Exercise price per share | $ / shares	$ 4.96
Weighted average exercise price per share | $ / shares	$ 4.96
Range Exercise Price 4.98 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2022
Number of shares purchase options outstanding | shares	1,067,438
Number of shares purchase options, vested | shares	1,067,438
Weighted average exercise price per share | $ / shares	$ 5.37
Range Exercise Price 4.98 - 15.00 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares	4.98
Range Exercise Price 4.98 - 15.00 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares	$ 15.00
Range Exercise Price 5.92 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2023
Number of shares purchase options outstanding | shares	3,121,665
Number of shares purchase options, vested | shares	2,078,335
Exercise price per share | $ / shares	$ 5.92
Weighted average exercise price per share | $ / shares	$ 5.92
Range Exercise Price 8.89 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2024
Number of shares purchase options outstanding | shares	1,427,000
Number of shares purchase options, vested | shares	475,670
Exercise price per share | $ / shares	$ 8.89
Weighted average exercise price per share | $ / shares	$ 8.89
Range Exercise Price 9.43 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2025
Number of shares purchase options outstanding | shares	2,812,000
Number of shares purchase options, vested | shares	0
Exercise price per share | $ / shares	$ 9.43
Weighted average exercise price per share | $ / shares	$ 0